Accounts receivable, net - Non current gross amounts (Details) - Mar. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Non-current gross accounts receivable
2018	$ 5,457	¥ 35,189
2019	5,019	32,364
2020	4,476	28,864
2021	4,075	26,273
2022 and thereafter	23,600	152,175
Non-current gross accounts receivable due for payment	$ 42,627	¥ 274,865